Deferred Charges, net (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Impairment loss charged against deferred charges, net	$ 606
Northsea Alpha and Northsea Beta [Member]
Impairment loss charged against deferred charges, net	$ 606